Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Flexible Bond Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.41%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver	0.16%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
Class C
Operating Expenses:
Management Fees	0.41%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver	0.06%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[1]
Class S
Operating Expenses:
Management Fees	0.41%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
Class I
Operating Expenses:
Management Fees	0.41%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver	0.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[1]
Class N
Operating Expenses:
Management Fees	0.41%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.43%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[1]
Class R
Operating Expenses:
Management Fees	0.41%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.19%	[1]
Class T
Operating Expenses:
Management Fees	0.41%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs); brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.45% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.